Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total revenues		$ 119,371
Cost of revenues		(119,371)
Operating expenses:
Research and development	$ 7,485,813	5,223,589
General and administrative	4,359,663	4,215,908
Total operating expenses	11,845,476	9,439,497
Loss from operations	(11,845,476)	(9,439,497)
Other income (expense):
Foreign currency transaction (loss) gain	(11,814)	1,591
Interest income, net	270,170	213,975
Research and development incentives		(25,488)
CARES Act employee retention credit		312,753
Other income	125	43
Change in fair value of convertible debt		260,933
Total other income	258,481	763,807
Net loss before income taxes	(11,586,995)	(8,675,690)
Income tax benefit	506,615	409,114
Net loss applicable to common stockholders	$ (11,080,380)	$ (8,266,576)
Basic net loss per share (in Dollars per share)	$ (2.14)	$ (4.98)
Diluted net loss per share (in Dollars per share)	$ (2.14)	$ (4.98)
Basic weighted average common shares outstanding (in Shares)	5,188,799	1,660,413
Diluted weighted average common shares outstanding (in Shares)	5,188,799	1,660,413
Grant revenue
Total revenues		$ 119,371